Principal Accounting Policies	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Principal Accounting Policies
2. PRINCIPAL ACCOUNTING POLICIES

2.1 Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for the periods presented. The consolidated financial statements have been prepared on a going concern basis.
Significant accounting policies followed by the Group in the preparation of its accompanying consolidated financial statements are summarized below:
2.2 Basis of Consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIEs and VIEs’ subsidiaries for which the Company is the ultimate primary beneficiary.
A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.
All transactions and balances between the Company, its subsidiaries, VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.
The Company deconsolidates its subsidiaries or business in accordance with Accounting Standards Codification 810 (“ASC 810”) as of the date the Company ceased to have a controlling financial interest in the subsidiaries.
The Company accounts for the deconsolidation of its subsidiaries or business by recognizing a gain or loss in net income/loss attributable to the Company in accordance with ASC 810. This gain or loss is measured at the date the subsidiaries are deconsolidated as the difference between (a) the aggregate of the fair value of any consideration received, the fair value of any retained non-controlling
interest in the subsidiaries being deconsolidated, and the carrying amount of any non-controlling
interest in the subsidiaries being deconsolidated, including any accumulated other comprehensive income/loss attributable to the non-controlling
interest and (b) the carrying amount of the assets and liabilities of the subsidiaries being deconsolidated.

2.3
Non-Controlling
Interests
For the Company’s consolidated subsidiaries, VIEs and VIEs’ subsidiaries, non-controlling
interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. The third party held the common shares of our subsidiary.
Non-controlling
interests are classified as a separate line item in the equity section of the Group’s Consolidated Balance Sheets and have been separately disclosed in the Group’s Consolidated Statements of Comprehensive Loss and Consolidated Statements of Changes in Shareholders’ (Deficit)/Equity to distinguish the interests from that of the Company.
2.4 Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenue and expenses for the reporting period. These estimates and assumptions are based on the Group’s historical results and management’s future expectations. Actual results could differ from those estimates. Changes in facts and circumstances may cause the Group to revise its estimates.
2.5 Foreign Currencies
The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Group’s entities incorporated in Cayman Islands, British Virgin Islands, Singapore and Hong Kong is the United States dollars (“US$”). The Group’s PRC subsidiaries consolidated VIEs and VIEs’ subsidiaries determined their functional currency to be RMB. The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters and is based primarily on the currency the entity conducts its business in.
Transactions denominated in other than the functional currencies are translated into the functional currency of the entity at the exchange rates quoted by authoritative banks prevailing on the transaction dates. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded in the Consolidated Statements of Comprehensive Loss. Total foreign exchanges gain/loss were a gain of RMB
2,151, a loss of RMB 350 and a gain of RMB 550 for the years ended December 31, 2022, 2023 and 2024, respectively.
The financial statements of the Group are translated from the functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gain and loss are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in other comprehensive income as a component of shareholders’ (deficit)/equity. Total foreign currency translation adjustments to the Group’s other comprehensive loss

were gains of RMB 47,034, RMB 2,385 and RMB 3,742 for the years ended December 31, 2022, 2023 and 2024, respectively.

2.6 Convenience Translation
Translations of the Consolidated Balance Sheets, the Consolidated Statements of Comprehensive Loss and the Consolidated Statements of Cash Flows from RMB into US$ as of and for the year ended December 31, 2024 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB 7.2993, representing the index rates as of December 31, 2024 stipulated by the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or at any other rate.
2.7 Fair Value Measurements
Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.
Level 3 — Unobservable inputs which are supported by little or no market activity.
Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach, (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
The Group’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from related parties, prepaid expenses and other current assets, long-term investments, accounts payable, amounts due to related parties, short-term borrowings, long-term borrowings, deferred revenue, acquisition consideration payable, other payable and accrued liabilities and derivative liabilities. As of December 31, 2023 and 2024, except for short-term investments, long-term investments and derivative liabilities which are measured at fair value and long-term borrowings and long-term bank deposit are measured at amortized cost, the carrying values of the other financial instruments approximated their fair values due to the short-term maturity of these instruments.

2.8 Cash, Cash Equivalents and Restricted Cash
Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term, highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less.
Cash that is restricted as to withdrawal for use or pledged as security is reported as “Restricted cash” in the Consolidated Balance Sheets. The Group’s restricted cash mainly represents the secured deposits held in designated bank accounts as performance guarantee to customers.
2.9 Short-Term Investments
Short-term investments are comprised of i) time deposits issued by financial institutions with original maturities greater than three months but less than twelve months and ii) wealth management products issued by PRC banks, which contains variable interest with original maturities within one year. These investments are stated at fair value. Changes in the fair value are reflected in Interest and investment income in the Consolidation Statements of Comprehensive Loss.
2.10 Long-Term Bank Deposits
Long-term
bank deposits which were fixed deposits in financial institutions with original maturities greater than twelve months, stated at amortized cost and interest accrued is recorded in Interest and investment income in the Consolidated Statements of Comprehensive Loss.
2.11 Accounts Receivable, net
Accounts receivable
is
presented net of allowance for doubtful accounts/expected credit losses. Prior to January 1, 2023, the Group maintained an allowance for doubtful accounts which reflects its best estimate of amounts that potentially would not be collected. The Group determined the allowance for doubtful accounts by taking into consideration various factors including but not limited to historical collection experience and creditworthiness of the customers. Accounts receivable balances were written off after all collection efforts had been exhausted.
Starting from January 1, 2023, the Group
adopted ASU No. 2016-13, “Financial Instruments—Credit
Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The Group used a modified retrospective approach which resulted in only de minimum impact on the accumulated deficit due to accounts receivable.
The Group’s accounts receivable, amounts due from related parties and other receivables included in prepaid expenses and other current assets are within the scope of ASC Topic 326. To estimate expected credit losses, the Group considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Group’s customer collection trends. The Group has identified the relevant credit risk characteristics of its customers and the related receivables and other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar credit risk characteristics have been grouped into pools. For each pool, the Group determines an expected loss rate based on historical loss experience adjusted for judgments about the effects of relevant observable data including current and future economic conditions. This is assessed at each quarter based on the Group’s specific facts and circumstances.

The following table summarized the details of the Group’s allowance for doubtful accounts/expected credit losses:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	2,250	3,228	2,201
Deconsolidation of CEIBS Publishing Group	—	—	(191)
Reverse of doubtful accounts due to subsequent collection	(2,841)	—	—
Provision/(Reverse) for doubtful accounts/expected credit losses	3,819	(1,027)	(252)

Balance at end of the year	3,228	2,201	1,758

2.12 Long-term Investments
The Group accounts for debt securities as
available-for-sale
(“AFS”) when they are not classified as either trading or
held-to-maturity.
AFS debt securities are recorded at fair value, with unrealized gains and losses, net of related tax effect, are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from the sale of AFS debt securities are determined on a specific-identification basis. Prior to January 1, 2023, an impairment loss on the AFS debt securities is recognized in the Consolidated Statements of Comprehensive Loss when the decline in value is determined to be other-than-temporary.
Starting from January 1, 2023, after the Group adopted ASC Topic 326, if the amortized cost basis of an AFS security exceeds its fair value and if the Group has the intention to sell the security or it is more likely than not that the Group will be required to sell the security before recovery of the amortized cost basis, an impairment is recognized in the Consolidated Statements of Comprehensive Loss. If the Group does not have the intention to sell the security and it is not more likely than not that the Group will be required to sell the security before recovery of the amortized cost basis and the Group determines that the decline in fair value below the amortized cost basis of an AFS security is entirely or partially due to credit-related factors, the credit loss is measured and recognized as an allowance for credit losses in the Consolidated Statements of Comprehensive Loss. The allowance is measured as the amount by which the debt security’s amortized cost basis exceeds the Group’s best estimate of the present value of cash flows expected to be collected. Upon adoption of the new standard on January 1, 2023, the Company used a modified retrospective approach and recorded a decrease to its accumulated deficit of RMB
3,142 related to the investment of Beijing Lingdai Information Technology Co., Ltd (“Beijing Lingdai”) classified from accumulated other comprehensive income.

2.13 Property, Equipment and Software, net
Property and equipment are stated at historical cost less accumulated depreciation. Repairs and maintenance costs are expensed as incurred as repairs and maintenance do not extend the useful life or improve the related assets. Depreciation and amortization, including amortization of leasehold improvements, is computed using the straight-line method over the estimated useful lives of the assets.
The estimated useful life of each asset category is as follows:

Category	Estimated useful lives
Leasehold improvement	Shorter of the lease term or the estimated useful lives of the assets
Electronic equipment	3-5 years
Furniture	5 years
Software purchased	5 years
Vehicles	5 years
When assets are retired or otherwise disposed of, the cost and accumulated depreciation and amortization are removed from their respective accounts and any loss on such retirement is reflected in operating expenses.
Construction in progress represents assets under construction. Construction in progress is transferred to property, equipment and software and depreciation or amortization commences when an asset is ready for its intended use.
2.14 Intangible Assets with Definite Lives
Separately identifiable intangible assets that have determinable lives continue to be amortized and consist primarily of license, developed content, trademarks, domain name and customer relationship. The content library assets which are classified as license have been acquired from the independent course provider. Particularly, the developed content, trademarks, domain name and customer relationship were acquired from the business combination of CEIBS Publishing Group in 2020 and were fully impaired as of December 31, 2023, which is triggered by the final ruling in the CEBIS arbitration case on January 15, 2024 (refer to Note 4 for further details). The Group amortizes these intangible assets on a straight-line basis over their estimated useful lives, which is three
to five years. The estimated life of amortized intangibles is reassessed if circumstances occur that indicate the life has changed. The Group has no intangible assets with indefinite lives.
2.15 Impairment of Long-Lived Assets
The Group assesses potential impairment of its long-lived assets, which include the right-of-use
assets, the property, equipment and software and intangible assets with definite lives. The Group performs an impairment review whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors the Group considers important that could trigger an impairment review include, but are not limited to, significant under-performance relative to historical or projected future results of operations, significant changes in the manner of its use of acquired assets or its overall business strategy, and significant industry or economic trends. When the Group determines that the carrying value of a long-lived asset (or asset group) may not be recoverable based upon the existence of one or more of the above indicators, the Group determines the recoverability by comparing the carrying amount of the asset to the net future undiscounted cash flows that the asset is expected to generate and recognizes an impairment charge equal to the amount by which the carrying amount exceeds the fair value of the asset. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available.
The final decision of the HKIAC Arbitration tribunal on January 15, 2024 for the CEIBS arbitration case triggered an impairment review on the aforementioned developed content, trademarks, domain name and customer relationship acquired from the business combination of CEIBS Publishing Group. Based on the impairment assessment conducted by the Group, the carrying amount of these intangible assets associated with the CEIBS Publishing Group cannot be recovered and therefore were fully impaired as of December 31, 2023. Refer to Note 4 for further details.

No impairment loss of long-lived assets was recognized for the year ended December 31, 2024.
2.16 Goodwill
Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. The Group tests goodwill for impairment annually as of December 31, or whenever events or changes in circumstances indicate that goodwill may be impaired. The Group initially assesses qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely-than-not
that the fair value of its sole reporting unit is less than its carrying amount. If, after assessing the events or circumstances, the Group determines it is more-likely-than-not
that the fair value of the reporting unit is less than its carrying amount, then the Group performs a quantitative analysis by comparing the book value of net assets to the fair value of the reporting unit. If the fair value is determined to be less than the book value, an impairment charge is recorded. In assessing the qualitative factors, the Group considers the impact of certain key factors including macroeconomic conditions, industry and market considerations, management turnover, changes in regulation, litigation matters, changes in enterprise value and overall financial performance. The goodwill of the Group is generated from the acquisition of CEIBS PG in June 2020.
Since the acquisition of CEIBS PG, the Group has had one reporting unit for goodwill impairment assessment. According to ASC 350-20-40, when a portion of a reporting unit that constitutes a business or nonprofit activity is to be disposed of, goodwill associated with that business or nonprofit activity shall be included in the carrying amount of the business or nonprofit activity in determining the gain or loss on disposal. The amount of goodwill to be included in that carrying amount shall be based on the relative fair values of the business or nonprofit activity to be disposed of and the portion of the reporting unit that will be retained. The relative fair value allocated to the disposed CEIBS Publishing Group was
RMB 276,
which reduced the goodwill amount to
 RMB 163,837
as of December 31, 2024.
After performing goodwill assessment for impairment, the Group determined that no impairment of goodwill was recorded for the year
s
ended December 31, 2023
 and

2
024.
2.17 Operating Lease
The Group determines if an arrangement is a lease at inception. The Group enters into operating lease arrangements primarily for office and operation space. The Group determines if an arrangement contains a lease at its inception by assessing whether there is an identified asset and whether the arrangement conveys the right to control the use of the identified asset in exchange for consideration. Operating leases are included in right-of-use
assets and operating lease liabilities on the Consolidated Balance Sheets.
Right-of-use
assets represent the Group’s right to use an underlying asset over the lease term and operating lease liabilities represent the Group’s obligation to make payments arising from the lease.
Right-of-use
assets and operating lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term.
The Operating lease
right-of-use
assets also includes any lease payments made at or before the lease commencement date and excludes any lease incentives received. Lease payments consist of the fixed payments under the arrangements. As the implicit rate of the Group’s leases is not determinable, the Group uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. Operating lease expense is recognized on a straight-line basis over the lease term.

The Group’s lease term may include options to extend or terminate the lease. Only renewal or termination options that are reasonably certain of exercise are included in the lease term. The Group accounts for lease components and non-lease
components as a single lease component.

After the lease commencement date,
right-of-use
assets are amortized by the difference between the straight-line lease expenses, and the accretion of interest on the operating lease liabilities each period over the lease term. Operating lease liabilities are increased to reflect the accretion of interest and reduced for the lease payment made.
For operating lease with a term of one year or less, the Group has elected to not recognize operating lease liabilities or right-of-use
asset on its Consolidated Balance Sheets. Instead, it recognizes the lease payment as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its Consolidated Statements of Comprehensive Loss.
2.18
Internal-Use
Software Development Costs
The Group recognizes
internal-use
software development costs related to our technology of corporate learning platform, including related software and mobile applications in accordance with ASC
350-40
“Internal-use
software”. Costs related to preliminary project activities and post-implementation operating activities are expensed as incurred. Costs that are directly attributable to the development of the software in the application development stage are capitalized. Costs capitalized for developing corporate learning solution were not material for the periods presented.
2.19 Revenues
Consistent with the criteria of Topic 606, the Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Group expects to receive in exchange for those goods or services.
To achieve that core principle, the Group applies the five steps defined under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate distinct goods or services. The Group allocates the transaction price to each performance obligation based on the relative standalone selling price of the goods or services provided. The Group determines standalone selling prices considering market conditions and based on overall pricing objectives such as observable standalones selling prices. Revenue is recognized upon the transfer of control of promised goods or services to a customer.
Revenue is recorded net of value-added tax.

Revenue recognition policies for each type of revenue steam are as follows:
Corporate Learning Solution
The Group offers corporate learning solution to corporate customers through providing subscription-based services including corporate learning platform, personalized
e-learning
system, teaching tools and online courses. The Group’s subscription-based services generally do not provide customers with the right to take possession of the software supporting the platform, learning content or tools and, as a result, are accounted for as service arrangements. Through the subscription of the Group’s SaaS platform service, customers can rapidly deploy the intelligent learning platform in a plug-and-play
manner. Frequently, existing customers who subscribed platform service tend to add additional courses to their subscription by purchasing prioritized package or advanced package with additional charges. The Group also offered the teaching tools, such as virtual classroom or meeting room, for subscription as add-on
options. For platform service, online courses and online teaching tools, the Group continually provides customer access and connectivity to its services, and fulfills its obligation to, the end customer over the subscription period. Each distinct service represents a single performance obligation that is satisfied over time. The subscription-based contracts vary from one month to five years. Revenue from subscription-based corporate learning solution is recognized on a straight-line basis over the subscription period.
The Group also derives revenue from providing
non-subscription
based corporate learning solution, such as offline courses and courseware recording service. Based on the needs of the customers, the Group designs the offline courses and hires experienced lecturer to provide face-to-face
offline learning courses. The offline course is delivered on the specific date agreed and the unit price for each offline course is also specified in the contract. The recorded courseware belongs to the customers. Revenue from non-subscription
based corporate learning solution is generally recognized at point in time upon completion.
Other Revenue
The Group also develops software for other customers who have specific demand for learning platform software. The Group develops learning platform to be installed on these customers’ own servers. Copyright of the software developed belongs to these customers. The development processes last approximately
6-11
months. The Group is also obligated to provide post-sales maintenance service for malfunction during the period determined in the contract, which is usually a year. Revenue for the on-premises
software development is recognized at a point in time when the software is made available to the customer; whereas the revenue for post-sales maintenance service is recognized over the contract term beginning on the date that the software is made available to the customer.

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Corporate learning solutions
- Subscription-based	368,176	347,829	301,796
- Non-subscription-based	56,099	63,993	23,783

	424,275	411,822	325,579
Others
- Sales of software developed and related maintenance service	6,361	12,194	5,611

	430,636	424,016	331,190

Remaining Performance Obligations
Remaining performance obligations represents the amount of contracted future revenue that has not yet been recognized, including both deferred revenue and non-cancelable
contracted amounts that will be invoiced and recognized as revenue in future periods. As of December 31, 2024, the aggregate amount of transaction price allocated to the remaining performance obligations was RMB 391,672 which included balance of deferred revenue which will be recognized as revenue in the future periods.
The Company expects to recognize approximately 56% of the remaining performance obligations in the 12 months following December 31, 2024 and 42% of the remaining performance obligations between 13 to 36 months, with the remainder to be recognized thereafter.
2.20 Contract Balance
Payment terms are established on the Group’s
pre-established
credit requirements based upon an evaluation of customers’ credit. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Group recognizes accounts receivable in its Consolidated Balance Sheets when it performs a service in advance of receiving consideration and it has the unconditional right to receive consideration. A contract asset is recorded when the Group has transferred services to the customer before payment is received or is due. As of December 31, 2023 and 2024, the Group did not record contract assets.
The Group records deferred revenue when cash payments are received in advance of revenue recognition from subscription services described above in accordance with the terms of the underlying contracts where the service period has not yet commenced but will commence in the near future. Deferred revenue is recognized when, or as, performance obligations are satisfied. Amounts anticipated to be recognized within one year of the balance sheet date are recorded as deferred revenue, current; the remaining portion is recorded as deferred revenue, non-current. Revenue recognized that was included in deferred revenue balance at the beginning of the period were RMB 168,362, RMB 182,620 and RMB 145,644 for the years ended December 31, 2022, 2023 and 2024, respectively.
Changes in deferred revenue were as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	203,698	228,356	247,437
Additions to deferred revenue	455,294	443,097	332,819
Recognition of deferred revenue	(430,636)	(424,016)	(331,190)
Deconsolidation of CEIBS Publishing Group	—	—	(65,928)

Balance at end of the year	228,356	247,437	183,138

Other than accounts receivable and deferred revenue, the Group had no other material contract assets, contract liabilities or deferred contract costs recorded on its balance sheet as of December 31, 2023 and 2024.

2.21 Cost of Revenues
Cost of revenue includes certain direct costs associated with delivering the Group’s platform and includes costs for hosting and bandwidth, depreciation, amortization of long-lived assets used in the provision of SaaS service, cost of self-made courses’ development and amortization of purchased content library, rental expenses for office space, impairment of intangible assets, personnel-related costs associated with the Group’s customer support team and engineering team that is responsible for maintaining the Group’s service availability and security of its platform, and other contract fulfilment costs.
2.22 Sales and Marketing
Sales and marketing expenses comprise primarily of expenses relating to marketing and brand promotion activities, employee-related cost for personnel engaged in marketing, business development, impairment of intangible assets, rental expenses for office space and sales support functions.
2.23 Research and Development
Research and development expenses are principally related to our technology of corporate learning platform which consists mainly of employee-related cost for research and development personnel, third-party cloud infrastructure and bandwidth expenses incurred for research and development purposes, rental expenses, and depreciation expenses associated with the equipment used for research and development functions and other expenses incurred for courses designing. The Group accounts for internal use software development costs in accordance with guidance on intangible assets and internal use software. See Note 2.18
Internal-Use
Software Development Costs.
2.24 General and Administrative
General and administrative expenses consist of employee-related cost for personnel related to the general corporate functions, including accounting, finance, legal and human relations, costs associated with use by these functions of facilities and equipment, such as depreciation expenses, rental and other general corporate related expenses.

2.25 Share-based compensation
The Group grants restricted shares, restricted share units

(“RSUs”) and ordinary shares to the employees and the founder transferred ordinary shares to the employees with no consideration. Such compensations are accounted for in accordance with ASC 718, Compensation—Stock Compensation.
Share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) for awards granted with only service conditions, using the graded vesting method, over the vesting period.
Share-based compensation in relation to the restricted shares, RSUs and ordinary shares is measured based on the fair market value of the Group’s ordinary shares at the grant date of the award. Given that the shares underlying the awards were not publicly traded at the time of grant, estimation of the fair value of the Group’s ordinary shares used the income approach/discounted cash flow method with a discount for lack of marketability and involved assumptions regarding a number of complex and subjective variables, including the comparable companies’ volatilities, risk-free rate, expected term and weighting among the scenarios of liquidation, redemption and IPO.
In accordance with ASU
2016-09,
the Group has chosen to account for forfeitures when they occur
.
2.26 Employee Benefits
Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and VIE of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. Total amounts of such employee benefit expenses were RMB 129,738, RMB

82,336 and RMB 56,091 for the years ended December 31, 2022, 2023 and 2024, respectively, including accrued and unpaid.
2.27 Government Grant
Government grants are recognized as Other Operating Income. Such amounts are recognized in the Consolidated Statements of Comprehensive Loss upon receipts and all conditions attached to the grants are fulfilled.

2.28 Income Tax
Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Group accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the Consolidated Statements of Comprehensive Loss in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.
The Group recognizes in its consolidated financial statements the benefit of a tax position if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold is measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements in the period in which the audit is concluded. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. As of December 31, 2023 and 2024, the Group did not have any significant unrecognized uncertain tax positions.
Valuation allowances have been provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. As of December 31, 2023 and 2024, valuation allowances on deferred tax assets were provided because it was more likely than not that the Group will not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

2.29 Comprehensive Loss
Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive loss for the periods presented includes net loss, foreign currency translation adjustments and unrealized (loss)/gain on investments in AFS debt securities.
2.30 Net
(
Loss)/Earnings Per Share
Basic net
(
loss)/earnings per share is computed by dividing net (loss)/income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period using the two-class
method. Under the
two-class
method, net (loss)/income is allocated between common shares and other participating securities base on their participating rights. Diluted net
(
loss)/earnings per share reflects the potential dilution that could occur if securities to issue ordinary shares were exercised. The dilutive effect of convertible redeemable preferred shares and outstanding share-based awards is reflected in the diluted net
(
loss)/earnings per share by application of the
if-converted
method and treasury stock method, respectively. Dilutive equivalent shares are excluded from the computation of diluted net
(
loss)/earnings per share if their effects would be anti-dilutive.
2.31 Segment Reporting
ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.
In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The Group adopted this ASU commencing January 1, 2024 and the adoption of the ASU does not have a material effect on its consolidated financial statements.
Based on the criteria established by ASC 280, the Group’s CODM has been identified as the
Chief Executive Officer
, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The CODM considers year-over-year fluctuations and budget-to-actual variances of these consolidated results when assessing performance and making operating
decisions. The Group manages assets on a consolidated basis as reported on the consolidated balance sheets. As the Group’s long-lived assets are substantially located in the PRC and substantially all the Group’s revenue is derived from within the PRC, no geographical segments are presented.
The Group’s CODM uses consolidated net loss as the measures of segment profit or loss. Significant segment expenses are consistent with those reported on the consolidated statements of comprehensive loss and include cost of revenues, sales and marketing expenses, research and development expenses and general and administrative expenses. For significant segment expenses incurred during the years ended December 31, 2022, 2023, and 2024, refer to Consolidated Statements of Comprehensive Loss.
2.32 Recent Accounting Pronouncements
The Group qualifies as an “emerging growth company”, or EGC, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. The Group will adopt the standards based on extended transition period provided to private companies.

In December 2023, the FASB issued ASU
No. 2023-09,
Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. For public business entities, this standard is effective for annual periods beginning after December 15, 2024. For non-public
business entities, this standard is effective for annual periods beginning after December 15, 2025. Early adoption is permitted, and the disclosures in this standard are required to be applied on a prospective basis with the option to apply the standard retrospectively. The Company is in the process of evaluating the potential impact of the new guidance on its consolidated financial statements and related disclosures.
In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. This ASU may be applied either prospectively to financial statements issued for reporting periods after its effective date or retrospectively to all prior periods presented in the financial statements. The Company is in the process of evaluating the potential impact of the new guidance on its consolidated financial statements and related disclosures.
Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.